Net Loss Per Common Share - Earning Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended					6 Months Ended		12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Net loss attributable to common stockholders	$ (2,920)			$ (6,678)		$ (6,721)	$ (13,902)	$ (23,637)	$ (33,415)	$ (14,952)
Denominator:
Basic and diluted weighted average common shares outstanding	14,265,411			14,232,313		14,265,411	13,340,941	13,805,552	10,349,136	5,809,396
Basic and diluted	$ (0.20)	$ (0.26)	$ (0.43)	$ (0.47)	$ (0.58)	$ (0.47)	$ (1.04)	$ (1.71)	$ (3.23)	$ (2.57)